Exploration for and evaluation of oil and natural gas resources (Tables)	12 Months Ended
Dec. 31, 2021
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed information about exploration and evaluation assets

			$ million
	2021	2020	2019
Exploration and evaluation costs
Exploration expenditure written off[a]	167	9,920	631
Other exploration costs	257	360	333
Exploration expense for the year	424	10,280	964
Impairment losses	1	156	2
Intangible assets – exploration and appraisal expenditureb c	4,289	4,113	14,091
Liabilities	98	71	73
Net assets	4,191	4,042	14,018
Cash used in operating activities	257	360	333
Cash used in investing activities	260	674	1,215
[a] 2020 includes $2,643 million in the Gulf of Mexico primarily relating to the Paleogene assets, $2,539 million in Canada primarily relating to Terre de Grace, $2,141 million in Brazil, $952 million in Egypt and $832 million in Angola.
[b] 2019 includes approximately $2,500 million relating to Canadian oil sands.
[c] Amount capitalized at 31 December 2021 and 31 December 2020 relates to assets in various regions. The largest of these is approximately $700 million capitalized in the Middle East region (2020 approximately $700 million capitalized in the Middle East Region).